                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.   Name and address of issuer:        Keystone State Tax Free Fund -
                                        Series II
                                        200 Berkeley Street
                                        Boston, MA  02116


2.   Name of each series or class of funds for which this notice is filed:

                           Keystone Missouri Tax Free Fund
                           Shares of beneficial interest, no par value
                           Classes A, B, and C

3.   Investment Company Act File Number: 811-8254

     Securities Act File Number:  33-73730

4.   Last day of fiscal year for which this notice is filed:

                           November 30, 1995

5. Check box if this notice is being filed for than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                           Not Applicable


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                           Not Applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                               -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

                            1,300,318
                          $12,178,355

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                            1,300,318
                          $12,178,355

11: Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                               57,804
                             $538,569

12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold
           during the fiscal year in reliance on
           Rule 24f-2 (from Item 10):                         $   12,178,355
                                                              --------------

      (ii) Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):               + $    538,569
                                                              --------------

     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year (if
           applicable):                                       - $  4,990,527
                                                              --------------

      (iv) Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant to
           Rule 24e-2 (if applicable):                        +      -0-
                                                              --------------

     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on Rule 24f-2 [line (i), plus
           line (ii), less line (iii), plus line
           (iv)] (if applicable):                               $  7,726,395
                                                                ------------

     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation                       x    1/2900
                                                               -------------

     (vii) Fee due [line (i) or line (v)
           multiplied by line (vi)]                           x    $2,664.27
                                                               -------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 C 202.3a).

                           Not applicable

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           Not applicable

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


BY (Signature and Title):                   /s/  James M. Wall
                                            ------------------------
                                            Assistant Secretary


DATE: January 26, 1996



10160729

                                                              January 26, 1996

Keystone State Tax Free Fund - Series II/
Keystone Missouri Tax Free Fund
200 Berkeley Street
Boston, Massachusetts  02116-5034

         RE: Form 24f-2 Pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("1940 Act")

Gentlemen:

         I am Senior Vice President of and General Counsel to Keystone Investment Management Company, investment adviser to Keystone State Tax Free Fund - Series II (the "Fund"). You have asked for my opinion with respect to the isssuance of 1,300,318 additional shares of Keystone Missouri Tax Free Fund (the "Portfolio"), a portfolio of the Fund, under the Fund's Declaration of Trust, as amended ("Declaration of Trust"), and pursuant to the Fund's indefinite registration under Rule 24f-2 under the 1940 Act on behalf of the Portfolio. The Fund is filing its Form 24f-2 to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended November 30, 1995.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post Effective Amendment No. 4 to the Fund's Registration Statement covering the public offering and sale of the shares of the Portfolio for the period during which such shares were issued.

         In my opinion, such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws, as amended ("By-Laws"), and offering Prospectus of the Portfolio, were legally issued, fully paid, and nonassessable by the Fund on behalf of the Portfolio, and entitling the holders thereof to the rights set forth in the Declaration of Trust and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Declaration of Trust; a review of the minutes of the Fund's Board of Trustees, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Portfolio's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

         I hereby consent to the use of this opinion in connection with the Fund's Form 24f-2 making definite the number of such additional shares issued.

                                               Sincerely yours,

                                               /s/ Rosemary D. Van Antwerp

                                               Rosemary D. Van Antwerp
                                               Senior Vice President and
                                               General Counsel